Organization and Nature of Operations (Details 2) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Consolidated Balance Sheets
Cash and cash equivalents		¥ 14,498,157		¥ 9,117,219		$ 2,275,077
Time deposits		70,754,846		71,079,327		11,102,979
Restricted cash		2,876,628		3,051,386		451,406
Accounts receivable, net		5,507,988		4,576,445		864,324
Inventories, net		964,733		591,508		151,388
Prepayments and other current assets, net		6,235,857		6,076,543		978,541
Short-term investments		12,281,548		13,273,026		1,927,243
Assets held for sale		497		65,589		78
Total current assets		113,120,254		107,831,043		17,751,036
Property, equipment and software, net		5,433,858		4,549,943		852,691
Operating lease right-of-use assets, net		1,044,152		773,176		163,850
Deferred tax assets		1,297,954		1,086,759		203,677
Restricted cash		1,330				209
Long-term investments		18,804,902		11,711,259		2,950,899
Other long-term assets, net		4,008,456		5,108,682		629,014
Total non-current assets		40,523,670		34,043,539		6,359,048
Total assets		153,643,924		141,874,582		24,110,084
Accounts payable		985,059		1,134,413		154,577
Salary and welfare payables		4,133,254		3,538,732		648,598
Taxes payable		4,537,050		4,282,835		711,962
Short-term loans		19,352,313		19,504,696		3,036,800
Deferred revenue		12,132,743		10,398,872		1,903,892
Accrued liabilities and other payables		9,026,508		7,006,819		1,416,456
Short-term operating lease liabilities		334,399		330,853		52,475
Liabilities held for sale				546,271
Total current liabilities		50,501,326		46,743,491		7,924,760
Long-term operating lease liabilities		732,127		474,882		114,886
Other long-term payable		365,581		148,846		57,368
Total non-current liabilities		3,718,722		1,337,167		583,548
Total liabilities		54,220,048		48,080,658		$ 8,508,308
Net revenues:
Total net revenues		87,606,026	$ 13,747,297	73,667,133	¥ 59,241,145
Cost of revenues and operating expenses
Net income		16,976,190	2,663,935	12,330,235	21,431,126
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		24,926,727	3,911,547	24,888,171	17,216,458
Cash flows from investing activities:
Net cash used in investing activities		(7,078,294)	(1,110,739)	(29,192,407)	(22,136,741)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	[1]	(12,585,569)	$ (1,974,950)	9,913,087	1,082,525
Primary Beneficiary Consolidated VIEs
Consolidated Balance Sheets
Cash and cash equivalents		1,541,763		2,455,313
Time deposits		71,000		10,500
Restricted cash		2,846,372		1,727,000
Accounts receivable, net		3,924,446		3,718,014
Inventories, net		83,672		35,940
Prepayments and other current assets, net		2,522,572		2,417,936
Short-term investments		618,000		614,129
Amounts due from Group companies		7,581,649		5,878,864
Assets held for sale		204		52,534
Total current assets		19,189,678		16,910,230
Property, equipment and software, net		61,343		69,494
Operating lease right-of-use assets, net		58,872		38,359
Deferred tax assets		124,738		60,351
Restricted cash		479
Long-term investments		862,839		674,723
Other long-term assets, net		385,231		433,260
Total non-current assets		1,493,502		1,276,187
Total assets		20,683,180		18,186,417
Accounts payable		463,601		676,590
Salary and welfare payables		115,707		130,122
Taxes payable		157,137		87,177
Short-term loans		52,963
Deferred revenue		10,751,917		9,304,037
Accrued liabilities and other payables		2,945,930		2,309,598
Short-term operating lease liabilities		24,991		18,003
Amounts due to Group companies		3,904,328		2,374,914
Liabilities held for sale				546,271
Total current liabilities		18,416,574		15,446,712
Long-term operating lease liabilities		34,077		19,619
Other long-term payable		257,874
Total non-current liabilities		291,951		19,619
Total liabilities		18,708,525		15,466,331
Net revenues:
Total net revenues		75,215,169		62,191,162	49,455,146
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(74,643,007)		(61,484,147)	(48,990,863)
Net income		624,299		712,015	344,134
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		1,548,858		1,671,457	(249,387)
Cash flows from investing activities:
Net cash used in investing activities		(39,430)		(263,766)	(495,160)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities		(1,301,096)		273,889	26,520
Primary Beneficiary Consolidated VIEs' third-parties
Net revenues:
Total net revenues		74,406,521		61,470,764	48,778,629
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(17,651,675)		(15,430,950)	(13,289,888)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		61,272,031		51,605,737	37,627,531
Cash flows from investing activities:
Net cash used in investing activities		(39,430)		(263,766)	(495,160)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities		(678,287)
Primary Beneficiary Consolidated VIEs' intra-Group companies
Net revenues:
Total net revenues		808,648		720,398	676,517
Cash flows from financing activities:
Net cash provided by/(used in) financing activities		(622,809)		273,889	26,520
Primary Beneficiary Consolidated VIEs' intra-Group companies | Technical consulting and related service
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(56,822,482)		(45,835,734)	(35,647,527)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		(59,439,552)		(49,435,342)	(37,548,162)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Other
Cost of revenues and operating expenses
Total cost of revenues and operating expenses		(168,850)		(217,463)	(53,448)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities		¥ (283,621)		¥ (498,938)	¥ (328,756)

[1]	There is no financing activity from discontinued operations.